Angel Oak Funds Trust
One Buckhead Plaza | 3060 Peachtree Road NW, Suite 500 | Atlanta, Georgia 30305

January 31, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Angel Oak Funds Trust (the “Trust”) File Nos. 333-197427 and 811-22980

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933 (the “1933 Act”), the Investment Company Act of 1940 (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and each of its series (each a “Fund”) is Post-Effective Amendment No. 18 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed primarily to reflect the following material changes: (i) registering Class T shares of each Fund and (ii) adding disclosure about sales load variations, as described in IM Guidance Update No. 2016-06 (the “Guidance”) published by the U.S. Securities and Exchange Commission (the “Commission”) on December 15, 2016.

The Guidance “encourage[d] registrants to request a selective review of a filing that contains disclosure that is not substantially different from the disclosure contained in one or more prior filings by the Fund or other Funds in the complex.” In conjunction with the Guidance and the Commission’s Investment Company Act Release No. 13768 (Feb. 15, 1984), the Trust notes that:

•
the Commission staff last provided a full review of the Trust’s registration statement relating to the Angel Oak Multi-Strategy Income Fund’s Class C shares, on which the Amendment is closely based with respect to such Fund and such classes, filed as Post-Effective Amendment No. 9 to the Trust’s Registration Statement on June 5, 2015, and the Trust responded to the staff’s oral comments and suggestions in correspondence filed with Post-Effective Amendment No. 10 to the Trust’s Registration Statement on August 3, 2015;

•
the Commission staff last provided a full review of the Trust’s registration statement relating to the Angel Oak Multi-Strategy Income Fund’s Class A and Institutional Class shares, on which the Amendment is closely based with respect to such Fund and such classes, filed as Post-Effective Amendment No. 2 to the Trust’s Registration Statement on December 19, 2014, and the Trust responded to the staff’s oral comments and suggestions in correspondence filed with Post-Effective Amendment No. 5 to the Trust’s Registration Statement on April 10, 2015;

•
the Commission staff last provided a full review of the Trust’s registration statement relating to the Angel Oak Flexible Income Fund’s Class A, Class C, and Institutional Class, on which the Amendment is closely based with respect to such Fund and such classes, filed as Post-Effective Amendment No. 13 to the Trust’s Registration Statement on April 1, 2016, and the Trust responded to the staff’s oral comments and suggestions in correspondence filed with Post-Effective Amendment No. 16 to the Trust’s Registration Statement on May 31, 2016; and

•
the Commission staff reviewed the Trust’s registration statement relating to the Angel Oak High Yield Opportunities Fund’s Class A, Class C, and Institutional Class shares, on which the Amendment is closely based with respect to such Fund and such classes, filed as Post-Effective Amendment Nos. 12 and 14 to the Trust’s Registration Statement on February 12, 2016 and April 13, 2016, respectively, which the staff declared effective on April 14, 2016.

Therefore, pursuant to the Guidance and Release No. IC‑13768, the Trust requests that the Amendment be afforded selective review limited to only to the following sections of the Amendment:

Prospectus
•	Cover Page
•	Summary Section for each Fund
o	Fees and Expenses of the Fund
o	Performance (first paragraph only)
o	Purchase and Sale of Fund Shares
•	Choosing a Share Class
•	How to Buy Shares (last sentence of the first paragraph)
•	How to Sell Shares (last sentence of the first paragraph)
•	Account and Transaction Policies—Exchange Privilege
•	Distribution Plan
•	Sales Charges – Class T Shares
•	Appendix A—Waivers and Discounts Available from Intermediaries

Statement of Additional Information
•	Cover Page
•	Distribution Plan

Please note that certain details in the registration statement have been left blank pending the completion of the Funds’ financial statements for the fiscal year ended January 31, 2017, which details will be completed in a subsequent amendment concurrent with the effectiveness of the Amendment. Absent the changes to the above-referenced sections of the registration statement and the completion of the updated financial and performance data, the Trust believes that the Amendment would qualify for immediate effectiveness pursuant to Rule 485(b) under the 1933 Act.

If you have any questions regarding the enclosed, please do not hesitate to contact Michael D. Barolsky at U.S. Bancorp Fund Services, LLC, the Fund’s administrator, at (414) 765‑5586 or michael.barolsky@usbank.com.

Very truly yours,

/s/ Michael D. Barolsky

Michael D. Barolsky, Esq. Vice President U.S. Bancorp Fund Services, LLC, as Administrator for the Trust